Stockholders Equity and Share-Based Awards - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Senior Subordinated Convertible Notes	Dec. 31, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Dec. 31, 2010 Restricted Stock	Jan. 31, 2012 Restricted Stock Executive Officer Annual Grant	Dec. 31, 2012 Restricted Stock With Common Stock Price Thresholds	Dec. 31, 2011 Restricted Stock With Common Stock Price Thresholds	Dec. 31, 2010 Restricted Stock With Common Stock Price Thresholds	Dec. 31, 2012 Performance Based Restricted Share Awards 2010 Grant Executive Officer Y	Dec. 31, 2012 Performance Based Restricted Share Awards 2010 Grant Executive Officer	Mar. 31, 2012 Common Stock	Dec. 31, 2012 Minimum Stock Options	Sep. 30, 2012 Maximum	Jan. 31, 2012 Maximum	Dec. 31, 2012 Maximum Stock Options Y	Dec. 31, 2012 Maximum Restricted Stock Y
Stockholders' Equity [Line Items]
Share-based awards collectively available for grant			2,100,000
Share-based awards explicit service period																	3 years			4 years
Share-based awards contractual term														5						7	7
Weighted average grant date fair values of awards							$ 32.61	$ 19.03	$ 20.67		$ 18.98	$ 19.67	$ 20.48
Restricted share awards granted			1,642,500							800,000					900,000
Aggregate grant date fair value of share-based awards										$ 14.4				$ 44.8	$ 28.8
Unrecognized compensation cost related to non-vested share-based awards			51.0
Weighted average period to recognize compensation costs			13 months
Stock Based Compensation Recognition Of Cumulative Expense Not Previously Recognized														33.6
Repurchase of common stock, authorized value																		250	500
Repurchase of common stock, shares	2,800,000															18,100,000
Total purchase price of common stock		435
Per share average price of shares repurchased	$ 35.25	$ 24.00
Net proceeds from senior subordinated convertible notes used for repurchase of common stock						100
Cash dividends paid to stockholders			$ 7.5	$ 30.1	$ 28.7